COMMITMENTS AND CONTINGENT LIABILITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Gain Contingencies [Line Items]
2015	$ 554
2016	593
2017	584
2018	275
Operating Leases, Future Minimum Payments Due	$ 2,006